Leases - Additional Information (Details)	Dec. 31, 2020
Maximum
Lessee Lease Description [Line Items]
Lease term	5 years
Operating lease discounted rate	6.20%
Minimum
Lessee Lease Description [Line Items]
Operating lease discounted rate	4.40%